Offerings - Offering: 1	May 07, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $1.00 per share
Amount Registered | shares	2,031,876
Proposed Maximum Offering Price per Unit | $ / shares	300.59
Maximum Aggregate Offering Price	$ 610,761,607
Fee Rate	0.01381%
Amount of Registration Fee	$ 84,346.18
Offering Note

(1)	(a)
Represents the Registrant’s Common Shares available for issuance under RenaissanceRe Holdings Ltd. 2026 Long-Term Incentive Plan (the “2026 Plan”), consisting of (i) a new authorization of 1,250,000 the Registrant’s Common Shares, (ii) an estimate of the number of the Registrant’s Common Shares that remained available for future grants under the Registrant’s First Amended and Restated 2016 Long-Term Incentive Plan as of the effective date of the 2026 Plan, and (iii) an estimate for the number of the Registrant’s Common Shares that will become available under the 2026 Plan pursuant to the recycling provisions set forth in the 2026 Plan.  Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Registrant’s Common Shares that become issuable under the 2026 Plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Common Shares, as applicable.

(b)
Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $300.59 per share, the average of the high and low prices of the Registrant’s Common Shares on May 4, 2026 as reported on the New York Stock Exchange.